Note 5 - Inventories (Details) (EUR €) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Note 5 - Inventories (Details) [Line Items]
Inventory Valuation Reserves	€ 290	€ 332
Inventory Write-down	170
Inventory, Finished Goods, Gross	2,020	1,422
APIs [Member]
Note 5 - Inventories (Details) [Line Items]
Decrease In Inventory Valuation Reserves	0
Defibrotide [Member]
Note 5 - Inventories (Details) [Line Items]
Inventory, Finished Goods, Gross	€ 800	€ 738